Changes in organization and acquisitions and disposals of subsidiaries and businesses (Narrative) (Detail) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jun. 12, 2023	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Changes In Organisation [Line Items]
Expense related to purchase of the card portfolios			$ 1,682	$ 1,604	$ 1,673
Share of net profits of associates and joint ventures			79	144	(348)
Properties and other non-current assets held for sale			425	196
Net gains / (losses) from acquisitions and disposals of subsidiaries			253	9	24
Assets of disposal groups held for sale				1,705
Liabilities of disposal group held for sale				1,199
Other income other			$ (483)	$ 354	648
360 ONE WAM Ltd
Disclosure Of Changes In Organisation [Line Items]
Proportion of ownership interest in equity investment through acquired warrants			4.83%
Wealth management business in India | Discontinued operations
Disclosure Of Changes In Organisation [Line Items]
Other income other			$ 33
O'Connor business | Discontinued operations
Disclosure Of Changes In Organisation [Line Items]
Other income other			$ (29)
Swisscard
Disclosure Of Changes In Organisation [Line Items]
Proportion of ownership interest in joint venture			50.00%	50.00%
Expense in connection with the termination of the Swisscard joint venture				$ 41
Expense related to purchase of the card portfolios			$ 180
Share of net profits of associates and joint ventures			64
Properties and other non-current assets held for sale			$ 299
Swisscard | Disposal of investment in joint venture
Disclosure Of Changes In Organisation [Line Items]
Proportion of ownership interest in joint venture		50.00%
UBS Securities China
Disclosure Of Changes In Organisation [Line Items]
Proportion of ownership interest in subsidiary			100.00%	67.00%
Select Portfolio Servicing
Disclosure Of Changes In Organisation [Line Items]
Net gains / (losses) from acquisitions and disposals of subsidiaries			$ 97
Assets of disposal groups held for sale			1,705
Liabilities of disposal group held for sale			$ 1,199
Credit Suisse Securities (China) Limited
Disclosure Of Changes In Organisation [Line Items]
Proportion of ownership interest in subsidiary			36.01%
Net gains / (losses) from acquisitions and disposals of subsidiaries			$ 128
Proportion of ownership interest in associate			14.99%
Credit Suisse
Disclosure Of Changes In Organisation [Line Items]
Negative goodwill	$ 27,300				$ 27,264